TAXES	12 Months Ended
Dec. 31, 2024
TAXES
TAXES

NOTE 14 — TAXES

Income tax

Cayman Islands

Under the current tax laws of Cayman Islands, the Company is not subject to tax on income or capital gains. No Cayman Islands withholding tax is imposed upon payment of dividends by the Company to its shareholders.

British Virgin Islands

The Company is incorporated in the British Virgin Islands. Under the current laws of the BVI, an entity incorporated in the BVI are not subject to tax on income or capital gains.

United States

In the financial year of 2024, the Company has three U.S. subsidiaries NewCo, Excelfin and Baird Medical LLC. NewCo is inactive holding company. Excelfin is holding company incurred loss in the financial year of 2024. Baird Medical LLC’s business is to sell MWA medical devices but incurred loss in financial year of 2024. In the financial year of 2023, the Company has two U.S. subsidiaries Better Medical Merger Sub Inc. (“Merger Sub”) and Baird Medical LLC. Better Medical Merger Sub Inc. is an inactive holding company. Baird Medical LLC’s business is to sell MWA medical devices but had no sales in FY 2023. Therefore, there is no income tax provision for these entities for the years ended December 31, 2024 and 2023.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was announced on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD 2 million will be taxed at 16.5%. The Company’s Hong Kong subsidiaries did not have assessable profits that were derived in Hong Kong for the years ended December 31, 2024, 2023 and 2022. Therefore, no Hong Kong profit tax was provided for the years ended December 31, 2024, 2023 and 2022.

PRC

The Company’s PRC subsidiaries are subject to the PRC Enterprise Income Tax Law (“EIT Law”) and are taxed at the statutory income tax rate of 25%, except for Nanjing Changcheng and Baide Suzhou who are registered as High and New-Tech enterprises according to the PRC tax regulations and entitled to a preferential tax rate of 15% for the years ended December 31, 2024, 2023 and 2022.

Certain subsidiaries of the Company have been qualified as “Small Profit Enterprises”. From January 1, 2022 to December 31, 2022, 12.5% of the first RMB 1.0 million, approximately $138,972, of the assessable profit before tax is subject to preferential tax rate of 20% and the 25% of the assessable profit before tax exceeding RMB 1.0 million but not exceeding RMB 3.0 million is subject to preferential tax rate of 20%. From January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million, approximately $416,916, of the assessable profit before tax is subject to the tax rate of 20%.

The components of the income tax provision are as follows:

	For the years ended
	December 31,
	2024	2023	2022
Current tax expense	$1,456,416	$2,243,006	$1,890,214
Deferred tax benefit	32,774	(541,987)	(143,317)
Income tax provision	$1,489,190	$1,701,019	$1,746,897

(Loss) income before income taxes is attributable to the following geographic locations for the years ended December 31, 2024, 2023 and 2022:

	For the years ended
	December 31,
	2024	2023	2022
Cayman Islands	$—	$(15,080)	$—
United States	(1,908,434)	—	—
Hong Kong	12,719	(733,151)	(2,731,396)
PRC	15,983,003	13,107,433	17,253,264
	$14,087,287	$12,359,202	$14,521,868

The following table reconciles PRC statutory rate to the Company’s effective tax rate:

	For the years ended
	December 31,
	2024	2023	2022
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of different tax rates in non-PRC (foreign) jurisdiction	0.5%	1.0%	3.2%
Effect of PRC preferential tax rate and tax holidays	(11.5)%	(10.8)%	(14.2)%
R&D credits	(6.6)%	(4.2)%	(4.1)%
Deferred offering cost	—	(0.9)%	—
Non-deductible expenses*	0.1%	3.2%	1.4%
Tax effect on deferred tax allowance	2.9%	0.5%	0.7%
Effective tax rate	10.6%	13.8%	12.0%
*	Non-deductible expenses mainly consisted of listing expenses, entertainment expenses and other non- deductible expenses under PRC income tax law.

Deferred tax assets and liabilities

The significant components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2024	2023
Deferred tax assets:
Allowance for expected credit losses	$552,486	$420,988
Net operating loss carryforward	901,272	732,294
Lease liabilities	36,118	102,639
Total deferred tax assets	$1,489,876	$1,255,921
Less: Valuation allowance	(775,415)	(441,549)
Deferred tax assets, net	$714,461	$814,372
Deferred tax liabilities:
Right-of-use assets	45,238	93,389
Total deferred tax liabilities	$45,238	$93,389

The movement of valuation allowance for deferred tax assets for the years presented is as follows:

	As of December 31,
	2024	2023	2022
Beginning balance	$(441,549)	$(405,796)	$(329,139)
Increase in valuation allowance	(345,783)	(47,604)	(101,691)
Foreign exchange	11,916	11,851	25,034
Ending balance	$(775,415)	$(441,549)	$(405,796)

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the cumulative earnings and projected future taxable income in making this assessment. Recovery of substantially all of the Company’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences.

Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. Under the applicable accounting standards, management has considered some subsidiaries of the Group’s history of losses and concluded that it is more likely than not that these subsidiaries will not generate future taxable income prior to the expiration of their net operating losses. As a result, management assessed a valuation allowance of $775,415 and $441,549 as of December 31, 2024 and 2023 respectively.

Tax Payables

The Company’s tax payables consist of the following:

	As of December 31,
	2024	2023
VAT tax payable	$358,792	$281,363
Income tax payable	79,167	448,230
Other tax payables****	2,435,494	41,360
Total tax payables	$2,873,453	$770,953

Net Operating Loss Carry Forward:	As of December 31,
	2024	2023
Location
PRC*	$2,591,421	$3,785,480
Hong Kong**	1,022,574	1,051,678
United States***	1,888,111	—
Total	$5,502,106	$4,837,158
*

As of December 31, 2024 and 2023, there were approximately $5.5 million and $4.8 million of net operating loss carryforwards in certain subsidiaries, respectively. Net operating loss of PRC subsidiary will be expired, if unused. As of December 31, 2024, the Company had net operating loss carried forward from the PRC entities of $2,591,421. The carry forward loss of $306,658, $364,410, $312,420, $198,067, $332,765, $116,219 and $960,882 will be expired by 2025, 2026, 2027, 2028, 2029, 2032 and 2033, respectively, if not utilized.

**	Net operating loss of $1,022,574 in Hong Kong has no expiring date.
***	Net operating loss of $1,888,111 in United States has an expiration date of about 20 years.

**** As of December 31, 2024, the Company recorded approximately $2.4million excise tax payable in other tax payables associated with redemptions.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2023, the Company did not have any significant unrecognized uncertain tax positions. As of December 31, 2024, the tax years ended December 31, 2019 through 2023 for the Company’s subsidiaries in the PRC are generally subject to examination by the PRC tax authorities.